Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term bank deposits	$ 214.5	$ 0.6
Foreign currency derivative contracts	2.5	0.7
Total financial assets	3,797.7	3,767.4
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0.0	28.2
Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,626.9	3,008.9
Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	187.8	184.4
Short term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	36.8	69.0
Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	714.7	475.6
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term bank deposits	214.5	0.6
Total financial assets	265.8	97.8
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	14.5	28.2
Fair Value, Inputs, Level 1 | Short term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	36.8	69.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	2.5	0.7
Total financial assets	3,531.9	3,669.6
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,626.9	3,008.9
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	187.8	184.4
Fair Value, Inputs, Level 2 | Government Sponsored Enterprises Debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 714.7	$ 475.6